Provision for post-employment benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provision for post-employment benefits

23. Provision for post-employment benefits

Companies within the Group operate a large number of pension plans, the forms and benefits of which vary with conditions and practices in the countries concerned. The Group’s pension costs are analysed as follows:

	2017 £m	2016 £m	2015 £m
Defined contribution plans	175.9	153.5	135.0
Defined benefit plans charge to operating profit	16.1	24.6	25.0
Pension costs (note 5)	192.0	178.1	160.0
Net interest expense on pension plans (note 6)	6.3	6.7	7.3
	198.3	184.8	167.3

Defined benefit plans

The pension costs are assessed in accordance with the advice of local independent qualified actuaries. The latest full actuarial valuations for the various pension plans were carried out at various dates in the last three years. These valuations have been updated by the local actuaries to 31 December 2017.

The Group’s policy is to close existing defined benefit plans to new members. This has been implemented across a significant number of the pension plans.

Contributions to funded plans are determined in line with local conditions and practices. Contributions in respect of unfunded plans are paid as they fall due. The total contributions (for funded plans) and benefit payments (for unfunded plans) paid for 2017 amounted to £68.2 million (2016: £43.7 million, 2015: £70.9 million). Employer contributions and benefit payments in 2018 are expected to be approximately £70 million.

(a) Assumptions

There are a number of areas in pension accounting that involve estimates made by management based on advice of qualified advisors. These include establishing the discount rates, rates of increase in salaries and pensions in payment, inflation, and mortality assumptions. The main weighted average assumptions used for the actuarial valuations at 31 December are shown in the following table:

	2017 % pa	2016 % pa	2015 % pa	2014 % pa
UK
Discount rate[1]	2.4	2.5	3.7	3.4
Rate of increase in salaries[2]	n/a	3.5	3.1	3.1
Rate of increase in pensions in payment	4.1	4.1	3.9	3.9
Inflation	2.7	2.8	2.4	2.4
North America
Discount rate[1]	3.5	3.8	4.0	3.7
Rate of increase in salaries	3.1	3.1	3.0	3.0
Inflation	4.0	4.0	2.5	2.5
Western Continental Europe
Discount rate[1]	1.9	1.7	2.5	2.1
Rate of increase in salaries	1.9	2.0	2.3	2.2
Rate of increase in pensions in payment	1.2	1.3	1.6	2.0
Inflation	1.7	1.7	2.0	2.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Discount rate[1]	4.2	4.2	4.2	4.2
Rate of increase in salaries	5.5	5.9	5.8	6.1
Inflation	4.0	4.0	4.0	3.9

Notes

[1]

Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.

[2]	The salary assumptions are no longer applicable to the UK as the plans were frozen in 2017. Active participants will not accrue additional benefits for future services under these plans.

For the Group’s pension plans, the plans’ assets are invested with the objective of being able to meet current and future benefit payment needs, while controlling balance sheet volatility and future contributions. Pension plan assets are invested with a number of investment managers, and assets are diversified among equities, bonds, insured annuities, property and cash or other liquid investments. The primary use of bonds as an investment class is to match the anticipated cash flows from the plans to pay pensions. The Group is invested in high-quality corporate and government bonds which share similar risk characteristics and are of equivalent currency and term to the plan liabilities. Various insurance policies have also been bought historically to provide a more exact match for the cash flows, including a match for the actual mortality of specific plan members. These insurance policies effectively provide protection against both investment fluctuations and longevity risks. The strategic target allocation varies among the individual plans.

Management considers the types of investment classes in which the pension plan assets are invested. The types of investment classes are determined by economic and market conditions and in consideration of specific asset class risk.

Management periodically commissions detailed asset and liability studies performed by third-party professional investment advisors and actuaries that generate probability-adjusted expected future returns on those assets. These studies also project the estimated future pension payments and evaluate the efficiency of the allocation of the pension plan assets into various investment categories.

At 31 December 2017, the life expectancies underlying the value of the accrued liabilities for the main defined benefit pension plans operated by the Group were as follows:

Years life expectancy after age 65	All plans	North America	UK	Western Continental Europe	Other[1]
– current pensioners (at age 65) – male	22.4	22.1	23.4	20.8	19.6
– current pensioners (at age 65) – female	24.0	23.6	24.4	24.0	24.8
– future pensioners (current age 45) – male	23.8	23.7	25.0	23.1	19.6
– future pensioners (current age 45) – female	25.7	25.2	26.2	26.2	24.8

Note

[1]	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

The life expectancies after age 65 at 31 December 2016 were 22.8 years and 24.5 years for male and female current pensioners (at age 65) respectively, and 24.7 years and 26.5 years for male and female future pensioners (current age 45), respectively.

In the determination of mortality assumptions, management uses the most up-to-date mortality tables available in each country.

The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution of the timing of benefit payments for the next 10 years. The duration corresponds to the weighted average length of the underlying cash flows.

	All plans	North America	UK	Western Continental Europe	Other[1]
Weighted average duration of the defined benefit obligation (years)	12.5	9.2	14.5	15.7	8.7
Expected benefit payments over the next 10 years (£m)
Benefits expected to be paid within 12 months	65.2	35.9	17.8	8.8	2.7
Benefits expected to be paid in 2019	61.8	33.4	17.4	8.5	2.5
Benefits expected to be paid in 2020	61.2	32.5	17.8	8.5	2.4
Benefits expected to be paid in 2021	62.3	32.0	18.4	8.9	3.0
Benefits expected to be paid in 2022	61.3	31.0	18.4	9.1	2.8
Benefits expected to be paid in the next five years	302.2	132.8	96.3	51.7	21.4

Note

[1]	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

The following table presents a sensitivity analysis for each significant actuarial assumption showing how the defined benefit obligation would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. This sensitivity analysis applies to the defined benefit obligation only and not to the net defined benefit pension liability in its entirety, the measurement of which is driven by a number of factors including, in addition to the assumptions below, the fair value of plan assets.

The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant so that interdependencies between the assumptions are excluded. The methodology applied is consistent with that used to determine the recognised defined benefit obligation. The sensitivity analysis for inflation is not shown as it is an underlying assumption to build the pension and salary increase assumptions. Changing the inflation assumption on its own without changing the salary or pension assumptions will not result in a significant change in pension liabilities.

	Increase/(decrease) in benefit obligation
Sensitivity analysis of significant actuarial assumptions	2017 £m	2016 £m
Discount rate
Increase by 25 basis points
UK	(13.1)	(13.3)
North America	(9.9)	(10.9)
Western Continental Europe	(9.2)	(10.1)
Other[1]	(0.6)	(0.6)
Decrease by 25 basis points
UK	13.8	14.1
North America	10.2	11.2
Western Continental Europe	9.8	10.6
Other[1]	0.6	0.6
Rate of increase in salaries
Increase by 25 basis points
UK	–	0.2
North America	0.1	–
Western Continental Europe	1.5	1.4
Other[1]	0.6	0.6
Decrease by 25 basis points
UK	–	(0.2)
North America	(0.1)	–
Western Continental Europe	(1.5)	(1.4)
Other[1]	(0.6)	(0.6)
Rate of increase in pensions in payment
Increase by 25 basis points
UK	2.4	2.3
Western Continental Europe	6.2	6.8
Decrease by 25 basis points
UK	(1.9)	(2.3)
Western Continental Europe	(5.8)	(6.4)
Life expectancy
Increase in longevity by one additional year
UK	16.9	17.7
North America	6.0	6.2
Western Continental Europe	7.0	7.4
Other[1]	–	–

Note

[1]	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

(b) Assets and liabilities

At 31 December, the fair value of the assets in the pension plans, and the assessed present value of the liabilities in the pension plans are shown in the following table:

	2017 £m	%	2016 £m	%	2015 £m	%
Equities	124.6	13.4	161.9	17.3	132.5	16.3
Bonds	520.0	55.9	566.0	60.6	479.5	58.9
Insured annuities	178.5	19.2	63.5	6.8	60.5	7.4
Property	1.3	0.1	1.6	0.2	1.5	0.2
Cash	9.9	1.1	44.9	4.8	65.1	8.0
Other	95.7	10.3	96.3	10.3	75.1	9.2
Total fair value of assets	930.0	100.0	934.2	100.0	814.2	100.0
Present value of liabilities	(1,135.4)		(1,209.8)		(1,039.9)
Deficit in the plans	(205.4)		(275.6)		(225.7)
Irrecoverable surplus	(0.9)		(0.9)		(3.6)
Net liability[1]	(206.3)		(276.5)		(229.3)
Plans in surplus	43.9		28.0		31.4
Plans in deficit	(250.2)		(304.5)		(260.7)

Note

[1]	The related deferred tax asset is discussed in note 15.

All plan assets have quoted prices in active markets with the exception of insured annuities and other assets.

Surplus/(deficit) in plans by region	2017 £m	2016 £m	2015 £m
UK	31.5	20.0	30.9
North America	(89.2)	(133.8)	(123.4)
Western Continental Europe	(107.7)	(116.9)	(97.4)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(40.0)	(44.9)	(35.8)
Deficit in the plans	(205.4)	(275.6)	(225.7)

Some of the Group’s defined benefit plans are unfunded (or largely unfunded) by common custom and practice in certain jurisdictions. In the case of these unfunded plans, the benefit payments are made as and when they fall due. Pre-funding of these plans would not be typical business practice.

The following table shows the split of the deficit at 31 December between funded and unfunded pension plans.

	2017 Surplus/ (deficit) £m	2017 Present value of liabilities £m	2016 Surplus/ (deficit) £m	2016 Present value of liabilities £m	2015 Surplus/ (deficit) £m	2015 Present value of liabilities £m
Funded plans by region
UK	31.5	(387.5)	20.0	(406.4)	30.9	(352.6)
North America	(21.4)	(385.4)	(56.0)	(420.4)	(45.5)	(364.5)
Western Continental Europe	(37.9)	(173.3)	(48.9)	(180.9)	(42.3)	(143.9)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(4.2)	(15.8)	(5.8)	(17.2)	(4.9)	(15.0)
Deficit/ liabilities in the funded plans	(32.0)	(962.0)	(90.7)	(1,024.9)	(61.8)	(876.0)
Unfunded plans by region
UK	–	–	–	–	–	–
North America	(67.8)	(67.8)	(77.8)	(77.8)	(77.9)	(77.9)
Western Continental Europe	(69.8)	(69.8)	(68.0)	(68.0)	(55.1)	(55.1)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(35.8)	(35.8)	(39.1)	(39.1)	(30.9)	(30.9)
Deficit/ liabilities in the unfunded plans	(173.4)	(173.4)	(184.9)	(184.9)	(163.9)	(163.9)
Deficit/ liabilities in the plans	(205.4)	(1,135.4)	(275.6)	(1,209.8)	(225.7)	(1,039.9)

In accordance with IAS 19, plans that are wholly or partially funded are considered funded plans.

(c) Pension expense

The following table shows the breakdown of the pension expense between amounts charged to operating profit, amounts charged to finance costs and amounts recognised in the consolidated statement of comprehensive income (OCI):

	2017 £m	2016 £m	2015 £m
Service cost[1]	13.0	22.4	23.0
Administrative expenses	3.1	2.2	2.0
Charge to operating profit	16.1	24.6	25.0
Net interest expense on pension plans	6.3	6.7	7.3
Charge to profit before taxation for defined benefit plans	22.4	31.3	32.3
Return on plan assets (excluding interest income)	13.4	66.3	(31.7)
Changes in demographic assumptions underlying the present value of the plan liabilities	12.7	6.7	13.8
Changes in financial assumptions underlying the present value of the plan liabilities	(17.0)	(92.6)	55.4
Experience gain/(loss) arising on the plan liabilities	7.9	1.0	(1.3)
Change in irrecoverable surplus	–	2.7	(2.7)
Actuarial gain/(loss) recognised in OCI	17.0	(15.9)	33.5

Note

[1]	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.

(d) Movement in plan liabilities

The following table shows an analysis of the movement in the pension plan liabilities for each accounting period:

	2017 £m	2016 £m	2015 £m
Plan liabilities at beginning of year	1,209.8	1,039.9	1,144.8
Service cost[1]	13.0	22.4	23.0
Interest cost	32.9	37.2	34.6
Actuarial (gain)/loss
Effect of changes in demographic assumptions	(12.7)	(6.7)	(13.8)
Effect of changes in financial assumptions	17.0	92.6	(55.4)
Effect of experience adjustments	(7.9)	(1.0)	1.3
Benefits paid	(79.7)	(92.4)	(112.6)
(Gain)/loss due to exchange rate movements	(36.4)	124.2	13.4
Settlement payments	(1.2)	(4.8)	–
Other[2]	0.6	(1.6)	4.6
Plan liabilities at end of year	1,135.4	1,209.8	1,039.9

Notes

[1]	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
[2]

Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.

(e) Movement in plan assets

The following table shows an analysis of the movement in the pension plan assets for each accounting period:

	2017 £m	2016 £m	2015 £m
Fair value of plan assets at beginning of year	934.2	814.2	849.5
Interest income on plan assets	26.6	30.5	27.3
Return on plan assets (excluding interest income)	13.4	66.3	(31.7)
Employer contributions	68.2	43.7	70.9
Benefits paid	(79.7)	(92.4)	(112.6)
(Loss)/gain due to exchange rate movements	(28.7)	78.8	12.4
Settlement payments	(1.2)	(4.8)	–
Administrative expenses	(3.1)	(2.2)	(2.0)
Other[1]	0.3	0.1	0.4
Fair value of plan assets at end of year	930.0	934.2	814.2
Actual return on plan assets	40.0	96.8	(4.4)

Note

[1]

Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.